Organization and Principal Activities - Consolidated Financial Information of Consolidated VIEs (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 817,395		¥ 836,888		$ 111,983
Accounts receivable, net	214,558		198,851		29,394
Inventories, net	386,054		352,090		52,889
Prepayments and other current assets	381,404		303,841		52,252
Total current assets	2,347,654		2,951,599		321,627
Investments	664,579		618,752		91,047
Property and equipment, net	74,373		64,878		10,189
Total non-current assets	1,623,213		2,054,416		222,380
Total assets	3,970,867		5,006,015		544,007
Accounts payable	72,090		105,691		9,876
Advances from customers	19,574		41,579		2,682
Accrued expenses and other liabilities	460,143		391,217
Income tax payables	20,088		17,946		2,752
Total current liabilities	640,188		611,328		87,705
Deferred tax liabilities	103,306		111,591		14,153
Total non-current liabilities	227,664		209,914		31,190
Total liabilities	867,852		821,242		$ 118,895
Net income (loss)	(710,221)	$ (97,299)	(750,227)	¥ (821,333)
Net cash provided by operating activities	(243,666)	(33,382)	(107,442)	136,208
Net cash used in investing activities	592,123	81,121	(260,487)	(1,155,416)
Net cash (used in) provided by financing activities	(394,226)	(54,009)	(342,455)	(654,450)
Net (decrease) increase in cash and cash equivalents	(40,741)	$ (5,581)	(696,192)	(1,583,680)
Variable Interest Entity Primary Beneficiary
Variable Interest Entity [Line Items]
Cash and cash equivalents	3,967		12,202
Accounts receivable, net	10,636		6,428
Inventories, net	285		348
Prepayments and other current assets	11,991		7,742
Amounts due from non-VIE subsidiaries	2		10
Total current assets	26,881		26,730
Investments	360,102		291,965
Property and equipment, net	48		1,606
Total non-current assets	360,150		293,571
Total assets	387,031		320,301
Accounts payable	3,481		7,645
Advances from customers	11,064		26,810
Accrued expenses and other liabilities	6,639		8,646
Income tax payables	929		929
Amounts due to non-VIE subsidiaries	306,573		266,018
Total current liabilities	328,686		310,048
Deferred tax liabilities	10,628		0
Total non-current liabilities	10,628		0
Total liabilities	339,314		310,048
Net revenues	167,319		183,737	323,246
Net income (loss)	37,463		2,922	16,624
Net cash provided by operating activities	8,241		36,473	17,306
Net cash used in investing activities	(41,976)		(107,721)	(30,277)
Net cash (used in) provided by financing activities	25,500		74,526	(5,644)
Net (decrease) increase in cash and cash equivalents	¥ (8,235)		¥ 3,278	¥ (18,615)